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                                                                 (COLUMBIA LOGO)

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED AUGUST
                                    4, 2010*

Fund Name (date)                                                                 Prospectus Form #
Threadneedle European Equity Fund (Dec. 30, 2009)                                   S-6006-99 P



The information regarding Threadneedle under "Investment Manager" in the Fund Management and Compensation section of the Fund's prospectus is superseded and replaced with the following:

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio manager who leads the team responsible for the day-to-day management of the Fund is:

Dan Ison, Lead Portfolio Manager

-   Head of Pan European equities team.

-   Managed the Fund since 2009.

-   Joined Threadneedle in 2007.

- Began investment career in 1994 as a portfolio manager for Baring Asset Management, 1994 to 2001. Partner/Director, Beaumont Capital/Schroders, 2001 to 2007.

-   BA, Oxford University.

The rest of this section remains the same.

The portfolio manager reporting for the Fund in Table 19. Portfolio Managers, in the Fund's SAI is superseded and replaced with the following:


                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
European Equity  Dan Ison             4 PIVs               $211.49 million 1 PIV ($86.38 M)     None(g)          (14)       (43)
------------------------------------------------------------------------------------------------------------------------------------



The rest of this section remains the same.

S-6006-3 A (8/10)

* Valid until next update.